Equity (Details 2)	12 Months Ended
	Dec. 31, 2019 shares
Changes in capital stock, in number of shares
Number of outstanding shares as at December 31, 2018	6,693,580,972
Increase of capital stock with issuing of shares - bonus of 20%	1,343,971,619	[1]
Increase of shares in treasury - bonus of 20%	(5,255,424)
Number of outstanding shares as at December 31, 2019	8,032,297,167
Common shares
Changes in capital stock, in number of shares
Number of outstanding shares as at December 31, 2018	3,354,393,420
Increase of capital stock with issuing of shares - bonus of 20%	671,985,845	[1]
Increase of shares in treasury - bonus of 20%	(1,107,160)
Number of outstanding shares as at December 31, 2019	4,025,272,105
Preferred shares
Changes in capital stock, in number of shares
Number of outstanding shares as at December 31, 2018	3,339,187,552
Increase of capital stock with issuing of shares - bonus of 20%	671,985,774	[1]
Increase of shares in treasury - bonus of 20%	(4,148,264)
Number of outstanding shares as at December 31, 2019	4,007,025,062

[1]	It benefited the shareholders registered in the records of Bradesco on March 29, 2019.